Income Tax	12 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
INCOME TAX
4.	INCOME TAX

	Years Ended June 30,
	2020	2019	2018

(a) Income tax expense:
Current tax	-	-	-
Adjustment for current tax of prior periods	-	-	-
Deferred tax	-	-	-

(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax at 27.5% (2019: 27.5%, 2018: 27.5%)	(3,700,620)	(3,392,903)	(2,273,078)
Effect of lower tax rates of tax on overseas income	(18,308)	19,045	12,375

Add tax effect of:
Research and development expenditure (net of tax incentive)	-	1,688,887	1,187,557
Other	148,105	145,245	324,249

Deferred tax asset not recognized	3,570,823	1,539,726	748,896
Income tax expense attributable to loss before income tax	-	-	-

(c) Potential deferred tax asset as of June 30, 2020, 2019 and 2018 in respect of: tax losses not brought to account is (1):	40,133,912	35,913,682	34,373,956
Temporary differences	(1,793,626)	(1,119,563)	(1,254,136)

(1)	As of June 30, 2020, the Group had a potential tax benefit related to tax losses carried forward of $145,941,499 (2019: $130,709,461). Such amount includes net profit of A$95,446 related to subsidiaries in the United States (U.S.). The remaining balance is attributable to the Group's operations in Australia.

(2)	Tax losses can be carried forward indefinitely subject to continuity of ownership and same business test rules, except for the losses generated for the period since inception to 31 December 2017 by the U.S subsidiary which can only be carried forward for 20 years.